Document and Entity Information	0 Months Ended
Jan. 05, 2015
Risk/Return:
Document Type	497
Document Period End Date	Jan. 05, 2015
Registrant Name	PAX WORLD FUNDS SERIES TRUST I
Central Index Key	0000076721
Amendment Flag	false
Document Creation Date	Jan. 05, 2015
Document Effective Date	Jan. 05, 2015
Prospectus Date	Jun. 04, 2014
PAX WORLD BALANCED FUND | Individual Investor Class
Risk/Return:
Trading Symbol	PAXWX
PAX WORLD BALANCED FUND | Institutional Class
Risk/Return:
Trading Symbol	PAXIX
PAX WORLD BALANCED FUND | R Class
Risk/Return:
Trading Symbol	PAXRX